Consolidated Statements of Cash Flows (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Consolidated Statements of Cash Flows
Cash acquired from acquisition of subsidiaries			208	18,156
Cash disposed from disposal of subsidiaries	13	80	23,607	5,283
Transaction cost			3,557